ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.9%
	AEROSPACE & DEFENSE - 1.4%
551	General Dynamics Corporation	$ 164,947
848	Howmet Aerospace, Inc.	81,968
1,239	RTX Corporation	152,818
		399,733
	ASSET MANAGEMENT - 1.4%
642	Ameriprise Financial, Inc.	288,541
151	BlackRock, Inc.	136,173
		424,714
	AUTOMOTIVE - 0.6%
763	Tesla, Inc.(a)	163,366

	BANKING - 4.4%
6,822	Bank of America Corporation	277,997
2,098	JPMorgan Chase & Company	471,629
1,038	PNC Financial Services Group, Inc. (The)	192,123
5,361	Truist Financial Corporation	238,350
1,017	Wintrust Financial Corporation	110,650
		1,290,749
	BEVERAGES - 1.1%
1,812	PepsiCo, Inc.	313,259

	BIOTECH & PHARMA - 6.4%
1,833	AbbVie, Inc.	359,836
763	Amgen, Inc.	254,712
523	Eli Lilly & Company	502,091
1,547	Johnson & Johnson	256,585
2,013	Merck & Company, Inc.	238,440
543	Vertex Pharmaceuticals, Inc.(a)	269,268
		1,880,932
	CHEMICALS - 0.9%
1,412	Celanese Corporation	184,407
1,812	Dow, Inc.	97,087
		281,494

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.3%
432	Cintas Corporation	$ 347,812
1,473	Republic Services, Inc.	306,693
		654,505
	CONSTRUCTION MATERIALS - 0.4%
689	Owens Corning	116,255

	CONTAINERS & PACKAGING - 0.5%
4,873	Graphic Packaging Holding Company	145,849

	DIVERSIFIED INDUSTRIALS - 0.7%
1,059	Honeywell International, Inc.	220,177

	E-COMMERCE DISCRETIONARY - 2.6%
4,513	Amazon.com, Inc.(a)	805,570

	ELECTRIC UTILITIES - 2.5%
3,199	American Electric Power Company, Inc.	320,796
1,916	NextEra Energy, Inc.	154,257
1,716	Portland General Electric Company	82,557
2,161	Southern Company (The)	186,710
		744,320
	ELECTRICAL EQUIPMENT - 1.2%
1,536	Itron, Inc.(a)	157,010
2,511	Vertiv Holdings Company	208,488
		365,498
	ENGINEERING & CONSTRUCTION - 1.7%
763	EMCOR Group, Inc.	299,905
900	Tetra Tech, Inc.	213,966
		513,871
	ENTERTAINMENT CONTENT - 0.3%
985	AppLovin Corporation, Class A(a)	91,477

	FOOD - 1.1%
1,250	Hershey Company (The)	241,325

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	FOOD - 1.1% (Continued)
2,680	Kraft Heinz Company (The)	$ 94,952
		336,277
	GAS & WATER UTILITIES - 0.6%
1,239	American Water Works Company, Inc.	177,326

	HEALTH CARE FACILITIES & SERVICES - 3.2%
1,081	Cardinal Health, Inc.	121,850
625	Labcorp Holdings, Inc.	143,681
445	Molina Healthcare, Inc.(a)	155,657
875	UnitedHealth Group, Inc.	516,425
		937,613
	HEALTH CARE REIT - 0.4%
5,753	Healthpeak Properties, Inc.	128,177

	HOME CONSTRUCTION - 0.8%
1,801	PulteGroup, Inc.	237,102

	HOUSEHOLD PRODUCTS - 2.5%
1,229	Church & Dwight Company, Inc.	125,211
943	elf Beauty, Inc.(a)	141,252
2,871	Procter & Gamble Company (The)	492,491
		758,954
	INDUSTRIAL REIT - 0.4%
1,006	Prologis, Inc.	128,587

	INFRASTRUCTURE SOFTWARE - 0.3%
657	Datadog, Inc., Class A(a)	76,383

	INSURANCE - 4.1%
512	Assurant, Inc.	100,531
2,807	Hartford Financial Services Group, Inc. (The)	325,893
1,642	Marsh & McLennan Companies, Inc.	373,572
2,998	MetLife, Inc.	232,285

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	INSURANCE - 4.1% (Continued)
2,829	W R Berkley Corporation	$ 168,891
		1,201,172
	INTERNET MEDIA & SERVICES - 8.7%
4,767	Alphabet, Inc., Class A	778,832
1,144	Alphabet, Inc., Class C	188,886
1,759	Meta Platforms, Inc., Class A	916,985
487	Netflix, Inc.(a)	341,557
588	Spotify Technology S.A.(a)	201,613
2,076	Uber Technologies, Inc.(a)	151,818
		2,579,691
	LEISURE FACILITIES & SERVICES - 2.5%
900	Marriott International, Inc., Class A	211,221
613	McDonald's Corporation	176,949
2,818	MGM Resorts International(a)	105,929
1,409	Royal Caribbean Cruises Ltd.(a)	231,949
		726,048
	MACHINERY - 1.5%
1,229	Caterpillar, Inc.	437,647

	MEDICAL EQUIPMENT & DEVICES - 3.0%
1,684	Abbott Laboratories	190,747
2,140	Boston Scientific Corporation(a)	175,031
498	Danaher Corporation	134,116
530	Stryker Corporation	191,023
333	Thermo Fisher Scientific, Inc.	204,818
		895,735
	OFFICE REIT - 0.3%
1,272	BXP, Inc.	95,680

	OIL & GAS PRODUCERS - 2.9%
2,532	Chevron Corporation	374,609
2,786	ConocoPhillips	317,019
5,604	Marathon Oil Corporation	160,555
		852,183

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
1,981	Schlumberger N.V.	$ 87,144

	RESIDENTIAL REIT - 0.6%
943	Mid-America Apartment Communities, Inc.	153,115

	RETAIL - CONSUMER STAPLES - 1.7%
1,070	BJ's Wholesale Club Holdings, Inc.(a)	85,557
5,349	Walmart, Inc.	413,103
		498,660
	RETAIL - DISCRETIONARY - 2.1%
1,136	Home Depot, Inc. (The)	418,616
1,631	TJX Companies, Inc. (The)	191,267
		609,883
	SEMICONDUCTORS - 8.8%
1,547	Advanced Micro Devices, Inc.(a)	229,822
1,737	Applied Materials, Inc.	342,641
1,314	Microchip Technology, Inc.	107,958
14,684	NVIDIA Corporation	1,752,830
932	Texas Instruments, Inc.	199,765
		2,633,016
	SOFTWARE - 9.2%
805	Cadence Design Systems, Inc.(a)	216,489
339	Intuit, Inc.	213,658
879	Manhattan Associates, Inc.(a)	232,434
2,489	Microsoft Corporation	1,038,262
1,515	Oracle Corporation	214,054
900	Palo Alto Networks, Inc.(a)	326,448
788	Synopsys, Inc.(a)	409,429
1,271	Zoom Video Communications, Inc., Class A(a)	87,801
		2,738,575
	SPECIALTY FINANCE - 1.4%
1,600	American Express Company	413,840

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	TECHNOLOGY HARDWARE - 5.4%
4,958	Apple, Inc.	$ 1,135,382
497	Fabrinet(a)	121,094
7,903	Hewlett Packard Enterprise Company	153,081
3,538	Pure Storage, Inc., Class A(a)	181,464
		1,591,021
	TECHNOLOGY SERVICES - 3.8%
850	Accenture PLC, Class A	290,657
494	CACI International, Inc., Class A(a)	241,131
1,049	Fiserv, Inc.(a)	183,155
512	Moody's Corporation	249,723
1,020	PayPal Holdings, Inc.(a)	73,879
2,987	Toast, Inc., Class A(a)	74,257
		1,112,802
	TELECOMMUNICATIONS - 0.9%
1,314	T-Mobile US, Inc.	261,118

	TOTAL COMMON STOCKS (Cost $15,918,779)	28,079,518

Shares		Fair Value
	SHORT-TERM INVESTMENT — 5.2%
	MONEY MARKET FUND - 5.2%
1,537,251	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.12% (Cost $1,537,251)(b)	1,537,251

	TOTAL INVESTMENTS - 100.1% (Cost $17,456,030)	$ 29,616,769
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(38,099)
	NET ASSETS - 100.0%	$ 29,578,670

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ASSET MANAGEMENT - 1.2%
9,019	F&G Annuities & Life, Inc.	$ 412,078

	BANKING - 14.5%
11,048	1st Source Corporation	678,845
15,890	Bank of NT Butterfield & Son Ltd. (The)	607,793
15,744	Equity Bancshares, Inc., Class A	642,198
20,843	Financial Institutions, Inc.	542,335
4,080	First BanCorporation	87,230
5,275	Guaranty Bancshares, Inc.	183,517
29,951	HBT Financial, Inc.	671,502
3,225	Independent Bank Corporation	109,263
7,240	Mercantile Bank Corporation	332,895
6,200	Mid Penn Bancorp, Inc.	187,302
3,000	OFG Bancorp	137,970
8,110	Sierra Bancorp	244,354
6,100	SmartFinancial, Inc.	178,303
1,916	South Plains Financial, Inc.	66,888
4,840	Southern Missouri Bancorp, Inc.	279,897
		4,950,292
	BIOTECH & PHARMA - 3.2%
23,500	ADMA Biologics, Inc.(a)	406,784
10,300	Foghorn Therapeutics, Inc.(a)	85,284
92,803	HilleVax, Inc.(a)	173,542
38,047	PepGen, Inc.(a)	366,393
7,550	Terns Pharmaceuticals, Inc.(a)	57,531
		1,089,534
	CABLE & SATELLITE - 1.9%
67,643	Liberty Latin America Ltd., Class A(a)	640,579

	CHEMICALS - 1.9%
2,883	HB Fuller Company	246,958
34,050	Kronos Worldwide, Inc.	393,618
		640,576

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.4%
2,977	Cimpress plc(a)	$ 294,366
11,050	Enviri Corporation(a)	132,048
3,663	Huron Consulting Group, Inc.(a)	404,541
		830,955
	CONSUMER SERVICES - 0.7%
7,334	Carriage Services, Inc.	243,122

	CONTAINERS & PACKAGING - 1.6%
8,523	Greif, Inc., Class A	532,858

	ELECTRICAL EQUIPMENT - 7.4%
5,342	AAON, Inc.	510,214
1,277	Belden, Inc.	136,997
5,550	Itron, Inc.(a)	567,321
1,783	Powell Industries, Inc.	298,546
4,286	SPX Technologies, Inc.(a)	699,217
1,541	Watts Water Technologies, Inc., Class A	303,115
		2,515,410
	ENGINEERING & CONSTRUCTION - 2.6%
2,045	Arcosa, Inc.	187,097
1,954	Comfort Systems USA, Inc.	690,778
		877,875
	FOOD - 0.7%
10,985	Phibro Animal Health Corporation, Class A	230,685

	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
4,577	Sylvamo Corporation	361,995

	HEALTH CARE FACILITIES & SERVICES - 2.8%
16,064	Option Care Health, Inc.(a)	514,369
7,482	SI-BONE, Inc.(a)	124,351
10,002	Surgery Partners, Inc.(a)	319,564
		958,284

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME & OFFICE PRODUCTS - 0.7%
4,580	HNI Corporation	$ 246,633

	HOME CONSTRUCTION - 4.1%
6,240	Green Brick Partners, Inc.(a)	491,588
238	M/I Homes, Inc.(a)	37,930
947	Meritage Homes Corporation	187,572
10,216	Taylor Morrison Home Corporation(a)	687,844
		1,404,934
	HOTEL REIT - 0.3%
895	Ryman Hospitality Properties, Inc.	93,044

	HOUSEHOLD PRODUCTS - 0.5%
1,049	elf Beauty, Inc.(a)	157,130

	INDUSTRIAL INTERMEDIATE PROD - 1.1%
4,382	AZZ, Inc.	364,451

	INDUSTRIAL SUPPORT SERVICES - 1.8%
2,987	Applied Industrial Technologies, Inc.	612,693

	INSURANCE - 3.5%
17,273	Hamilton Insurance Group Ltd.(a)	338,205
6,790	Mercury General Corporation	449,702
456	Palomar Holdings, Inc.(a)	45,244
27,700	ProAssurance Corporation(a)	371,180
		1,204,331
	INTERNET MEDIA & SERVICES - 3.1%
14,278	EverQuote, Inc.(a)	352,667
12,925	HealthStream, Inc.	375,342
18,654	MediaAlpha, Inc.(a)	332,041
		1,060,050
	LEISURE FACILITIES & SERVICES - 3.2%
28,400	International Game Technology plc	635,875
2,063	Light & Wonder, Inc.(a)	226,559

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 3.2% (Continued)
14,033	OneSpaWorld Holdings Ltd.	$ 222,704
		1,085,138
	MACHINERY - 4.7%
2,086	CSW Industrials, Inc.	704,297
7,201	Federal Signal Corporation	680,422
5,278	Gorman-Rupp Company (The)	205,736
		1,590,455
	MEDICAL EQUIPMENT & DEVICES - 3.2%
7,787	Avanos Medical, Inc.(a)	188,601
1,204	Inspire Medical Systems, Inc.(a)	216,503
7,082	Merit Medical Systems, Inc.(a)	684,688
		1,089,792
	OFFICE REIT - 0.3%
18,570	Paramount Group, Inc.	93,779

	OIL & GAS SERVICES & EQUIPMENT - 0.4%
17,862	Newpark Resources, Inc.(a)	147,004

	RENEWABLE ENERGY - 1.0%
72,258	Montauk Renewables, Inc.(a)	338,890

	RESIDENTIAL REIT - 0.3%
1,495	Centerspace	111,826

	RETAIL - DISCRETIONARY - 0.8%
8,657	J Jill, Inc.	281,612

	RETAIL REIT - 2.0%
16,723	Saul Centers, Inc.	682,633

	SEMICONDUCTORS - 1.8%
2,913	Onto Innovation, Inc.(a)	621,110

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 15.1%
17,340	Adeia, Inc.	$ 218,484
7,500	Alkami Technology, Inc.(a)	250,050
33,457	American Software, Inc., Class A	385,090
1,258	Appfolio, Inc., Class A(a)	291,843
26,075	Cantaloupe, Inc.(a)	180,439
1,309	CommVault Systems, Inc.(a)	203,419
8,247	Intapp, Inc.(a)	381,011
65,252	Olo, Inc.(a)	342,573
18,934	Oscar Health, Inc. - Class A(a)	346,492
14,091	PDF Solutions, Inc.(a)	444,571
3,460	PubMatic, Inc., Class A(a)	53,976
17,734	Sapiens International Corp N.V.	645,340
24,500	SolarWinds Corporation	313,355
25,314	Viant Technology, Inc.(a)	281,745
39,767	Weave Communications, Inc.(a)	448,572
73,310	Yext, Inc.(a)	373,148
		5,160,108
	SPECIALTY FINANCE - 2.5%
38,585	OppFi, Inc.	184,050
14,229	PROG Holdings, Inc.	665,348
		849,398
	STEEL - 2.6%
4,614	Carpenter Technology Corporation	667,969
5,876	Northwest Pipe Company(a)	258,426
		926,395
	TELECOMMUNICATIONS - 1.0%
12,635	ATN International, Inc.	338,113

	TOBACCO & CANNABIS - 0.3%
15,464	Ispire Technology, Inc.(a)	111,959

	TRANSPORTATION & LOGISTICS - 0.5%
13,100	Costamare, Inc.	185,889

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION EQUIPMENT - 1.6%
10,911	Blue Bird Corporation(a)	$ 558,425

	WHOLESALE - DISCRETIONARY - 0.6%
929	Climb Global Solutions, Inc.	88,236
1,560	PC Connection, Inc.	114,005
		202,241

	TOTAL COMMON STOCKS (Cost $29,145,591)	33,802,276

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0% (b)
13,753	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.12% (Cost $13,753)(c)	13,753

	TOTAL INVESTMENTS - 99.0% (Cost $29,159,344)	$ 33,816,029
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	346,079
	NET ASSETS - 100.0%	$ 34,162,108

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 3.2%
5,606	General Dynamics Corporation	$ 1,678,212
4,485	L3Harris Technologies, Inc.	1,061,465
2,616	Lockheed Martin Corporation	1,486,150
		4,225,827
	APPAREL & TEXTILE PRODUCTS - 0.6%
9,718	NIKE, Inc., Class B	809,704

	ASSET MANAGEMENT - 2.3%
3,364	BlackRock, Inc.	3,033,688

	AUTOMOTIVE - 0.5%
58,306	Ford Motor Company	652,444

	BANKING - 11.3%
39,245	Bank of America Corporation	1,599,234
13,829	Citigroup, Inc.	866,249
15,698	Citizens Financial Group, Inc.	675,799
42,982	Fifth Third Bancorp	1,834,902
59,428	Huntington Bancshares, Inc.	889,637
25,416	JPMorgan Chase & Company	5,713,516
7,849	PNC Financial Services Group, Inc. (The)	1,452,771
39,245	US Bancorp	1,853,541
		14,885,649
	BEVERAGES - 2.9%
29,901	Coca-Cola Company (The)	2,166,926
10,091	PepsiCo, Inc.	1,744,532
		3,911,458
	BIOTECH & PHARMA - 8.2%
14,203	AbbVie, Inc.	2,788,191
8,970	Gilead Sciences, Inc.	708,630
17,940	Johnson & Johnson	2,975,529
22,425	Merck & Company, Inc.	2,656,241
59,801	Pfizer, Inc.	1,734,827
		10,863,418

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CABLE & SATELLITE - 1.1%
35,507	Comcast Corporation, Class A	$ 1,405,012

	CHEMICALS - 2.8%
29,755	Dow, Inc.	1,594,273
12,054	DuPont de Nemours, Inc.	1,015,550
10,839	Eastman Chemical Company	1,109,588
		3,719,411
	DIVERSIFIED INDUSTRIALS - 1.9%
10,839	3M Company	1,459,905
10,091	Emerson Electric Company	1,063,490
		2,523,395
	ELECTRIC UTILITIES - 3.7%
10,465	American Electric Power Company, Inc.	1,049,430
18,314	Public Service Enterprise Group, Inc.	1,478,856
28,032	Southern Company (The)	2,421,965
		4,950,251
	ELECTRICAL EQUIPMENT - 0.9%
17,193	Johnson Controls International plc	1,252,510

	GAMING REITS - 0.5%
13,455	Gaming and Leisure Properties, Inc.	699,929

	HEALTH CARE FACILITIES & SERVICES - 1.4%
3,126	UnitedHealth Group, Inc.	1,844,965

	HEALTH CARE REIT - 0.6%
35,133	Healthpeak Properties, Inc.	782,763

	HOUSEHOLD PRODUCTS - 3.0%
23,173	Procter & Gamble Company (The)	3,975,096

	INDUSTRIAL REIT - 1.3%
13,082	Prologis, Inc.	1,672,141

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INFRASTRUCTURE REIT - 0.6%
7,475	Crown Castle, Inc.	$ 837,350

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
24,294	Bank of New York Mellon Corporation (The)	1,657,337

	INSURANCE - 7.3%
13,829	Arthur J Gallagher & Company	4,045,950
34,760	MetLife, Inc.	2,693,205
23,921	Prudential Financial, Inc.	2,898,268
		9,637,423
	LEISURE FACILITIES & SERVICES - 1.5%
6,728	McDonald's Corporation	1,942,104

	MACHINERY - 4.5%
7,101	Caterpillar, Inc.	2,528,666
5,606	Parker-Hannifin Corporation	3,364,721
		5,893,387
	MEDICAL EQUIPMENT & DEVICES - 2.8%
9,718	Abbott Laboratories	1,100,758
4,485	Danaher Corporation	1,207,855
15,698	Medtronic PLC	1,390,529
		3,699,142
	MULTI ASSET CLASS REIT - 0.7%
15,698	WP Carey, Inc.	942,194

	OIL & GAS PRODUCERS - 7.8%
11,810	Chevron Corporation	1,747,290
23,921	ConocoPhillips	2,721,971
35,507	Exxon Mobil Corporation	4,187,695
80,358	Kinder Morgan, Inc.	1,733,322
		10,390,278
	RETAIL - CONSUMER STAPLES - 2.1%
35,881	Walmart, Inc.	2,771,090

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - DISCRETIONARY - 2.6%
9,344	Home Depot, Inc. (The)	$ 3,443,264

	SEMICONDUCTORS - 4.5%
3,187	Applied Materials, Inc.	628,668
19,550	Broadcom, Inc.	3,183,131
12,708	QUALCOMM, Inc.	2,227,712
		6,039,511
	SOFTWARE - 4.3%
10,655	Microsoft Corporation	4,444,627
8,596	Oracle Corporation	1,214,529
		5,659,156
	SPECIALTY FINANCE - 0.5%
11,587	Fidelity National Financial, Inc.	683,170

	SPECIALTY REITS - 1.1%
11,587	Lamar Advertising Company, Class A	1,457,413

	TECHNOLOGY HARDWARE - 2.0%
52,700	Cisco Systems, Inc.	2,663,458

	TECHNOLOGY SERVICES - 2.0%
3,938	Automatic Data Processing, Inc.	1,086,534
7,849	International Business Machines Corporation	1,586,518
		2,673,052
	TELECOMMUNICATIONS - 2.9%
79,237	AT&T, Inc.	1,576,816
56,064	Verizon Communications, Inc.	2,342,354
		3,919,170
	TOBACCO & CANNABIS - 3.0%
22,052	Altria Group, Inc.	1,185,736
22,425	Philip Morris International, Inc.	2,764,778
		3,950,514
	TRANSPORTATION & LOGISTICS - 1.7%
46,720	CSX Corporation	1,601,095

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7% (Continued)
4,859	United Parcel Service, Inc., B	$ 624,624
		2,225,719

	TOTAL COMMON STOCKS (Cost $103,317,664)	131,692,393

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
966,451	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.12% (Cost $966,451)(a)	966,451

	TOTAL INVESTMENTS - 100.0% (Cost $104,284,115)	$ 132,658,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(36,547)
	NET ASSETS - 100.0%	$ 132,622,297

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.